Subsequent event (Details) - Mar. 30, 2018 ¥ in Thousands, $ in Millions	USD ($)	CNY (¥)
Maximum | Subsequent event | Private equity fund
Subsequent event
Agreed and committed to invest in private equity fund	$ 250	¥ 1,626,575